Fair Value Measurements - Schedule of Key Inputs into Monte Carlo Simulation Model for Warrants (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 23, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Expected term (years)	5 years 5 months 4 days	9 months 14 days	10 months 28 days	5 years 4 months 24 days
Expected volatility	13.20%	6.40%	8.30%	11.70%
Risk-free interest rate	1.21%	5.43%	4.74%	1.20%
Stock price	$ 9.88	$ 10.56	$ 10.11	$ 9.9
Dividend yield	0.00%	0.00%	0.00%	0.00%
Exercise price	$ 11.5	$ 11.5	$ 11.5	$ 11.5